Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation [Abstract]
Summary of Stock Option Activity [Table Text Block]

	2016			2015			2014
		Weighted			Weighted			Weighted
		Average	Average		Average	Average		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic		Exercise	Intrinsic
	Options	Price	Value	Options	Price	Value	Options	Price	Value

Outstanding, beginning of year	194,521	$26.91		206,463	$26.74		219,540	$26.64
Granted	16,000	33.56		14,500	28.55		12,500	29.08
Exercised	(30,823)	27.34		(16,859)	26.19		(25,577)	27.05
Forfeited	(19,269)	27.86		(9,583)	27.02		-	-

Outstanding, end of year	160,429	$27.37	$931,963	194,521	$26.91	$362,754	206,463	$26.74	$477,640

Exercisable, end of year	144,429	$26.39	$931,963	180,021	$26.78	$359,854	193,963	$26.59	$477,640

Schedule of Fair Value Assumptions [Table Text Block]

	Years Ended December 31,
	2016	2015	2014
Dividend yield	3.93%	3.77%	3.57%
Expected life	10 years	10 years	10 years
Expected volatility	24.84%	24.35%	24.97%
Risk-free interest rate	2.44%	2.28%	2.17%
Weighted average fair value of options granted	$5.79	$4.89	$5.30

Schedule of Outstanding Stock Options [Table Text Block]

		Average			Average
	Options	Exercise	Remaining	Options	Exercise
	Outstanding	Price	Life, Years	Exercisable	Price
	12,650	$28.41	1.0	12,650	$28.41
	13,200	25.00	2.0	13,200	25.00
	12,650	25.99	3.0	12,650	25.99
	1,100	24.44	3.2	1,100	24.44
	15,229	25.25	4.0	15,229	25.25
	19,800	24.97	5.0	19,800	24.97
	21,450	27.05	6.0	21,450	27.05
	1,100	27.55	6.0	1,100	27.55
	2,000	28.95	6.7	2,000	28.95
	21,250	26.90	7.0	21,250	26.90
	10,000	29.08	8.0	10,000	29.08
	14,000	28.55	9.0	14,000	28.55
	16,000	33.56	10.0	-	-

Total	160,429			144,429

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]

	2016		2015
		Weighted-Average		Weighted-Average
	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value

Non-vested, beginning of year	13,810	$28.82	9,300	$29.08
Granted	8,450	33.56	6,650	28.55
Vested	(3,120)	28.85	(1,860)	29.08
Forfeited	(450)	28.80	(280)	29.08
Non-vested at December 31	18,690	$30.96	13,810	$28.82